Ordinary Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Ordinary Shares

15. ORDINARY SHARES

The Company’s Amended and Restated Certificate of Formation authorizes the Company to issue 405,462,685 ordinary shares with a par value of US$0.0001 per share approximately. As of December 31, 2017, the Company had 91,304,327 ordinary shares issued and outstanding.

In February 2018, the Group completed its IPO upon which the Group's ordinary shares were divided into class A ordinary shares and class B ordinary shares. The ordinary shares before the offering were converted to class B ordinary shares. The 41,600,000 shares issued through the IPO were classified as Class A ordinary shares.  All of the Group's Series A, B-1 and B-2 preferred shares were automatically converted into 94,537,315 Class B ordinary shares. 13,359,788 Class B ordinary shares were re-designated to Class A ordinary shares on a one-for-one basis.

Immediately prior to the completion of its IPO, the Group granted 12,064,825 Class B ordinary shares to its preferred shareholders in consideration of their waivers of the conditions of a qualified initial public offering as provided in the shareholders agreement between the  Group and its preferred shareholders. The Group recorded the issuance at fair value and treated it as a deemed dividend to its preferred shareholders. The Group initially recorded the deemed dividend against retained earnings to reduce it to zero with the remaining amounts charged against additional paid-in capital.  Additionally, the deemed dividend reduced the Group's income available to ordinary shareholders.

Holders of class A ordinary shares are entitled to one vote per share, while holders of class B ordinary shares are entitled to ten votes per share. As of December 31, 2018, there were 57,303,093 Class A and 184,376,679 Class B ordinary shares issued and outstanding.

During the year ended December 31, 2018, the Group repurchased a total of 488,000 ordinary shares from employees and shareholders.  The difference between the repurchase price and the fair value of the ordinary shares at the time of repurchase was immaterial. Those shares were immediately cancelled subsequent to the repurchase.